Global X Funds
600 Lexington Avenue, 20th Fl
New York, NY 10022

October 22, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:
On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information for each of the Global X DAX Germany ETF, Global X NASDAQ 100® Covered Call ETF and Global X S&P 500® Covered Call ETF contained in Post-Effective Amendment No. 550 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on October 19, 2018, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 19, 2018, accession number 0001432353-18-000117.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Lisa K. Whittaker
Lisa K. Whittaker